UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Vinita K. Paul, Vice President and Chief Compliance Officer

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Ellen Drought; Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (96.7%)
Airlines (3.0%)
JetBlue Airways Corp.(a)	650,000	$12,512,500

Automobiles (0.7%)
Ford Motor Co.	193,499	3,123,074

Building Products (2.8%)
Universal Forest Products, Inc.	215,000	11,928,200

Capital Markets (1.8%)
The Bank of New York Mellon Corp.	190,000	7,645,600

Chemicals (2.9%)
LSB Industries, Inc.(a)	190,000	7,852,700
The Mosaic Co.	95,000	4,375,700
		12,228,400
Commercial Banks (9.6%)
BB&T Corp.	290,000	11,307,100
Boston Private Financial Holdings, Inc.	770,000	9,355,500
First Interstate BancSystem, Inc. (Class A)	200,000	5,564,000
The PNC Financial Services Group, Inc.	150,000	13,986,000
		40,212,600
Commercial Services & Supplies (6.1%)
The ADT Corp.	275,000	11,418,000
United Stationers, Inc.	350,000	14,346,500
		25,764,500
Communications Equipment (4.7%)
ADTRAN, Inc.	330,000	6,161,100
Cisco Systems, Inc.	500,000	13,762,500
		19,923,600
Consumer Finance (3.6%)
Capital One Financial Corp.	190,000	14,975,800

Diversified Telecommunication Services (1.6%)
AT&T, Inc.	200,000	6,530,000

Electronic Equipment & Instruments (2.9%)
Fabrinet(a)	650,000	12,343,500

Energy Equipment & Services (3.2%)
Tidewater, Inc.(b)	400,000	7,656,000
Unit Corp.(a)	200,000	5,596,000
		13,252,000
Food Products (3.3%)
Bunge, Ltd.	168,228	13,855,258

	SHARES	VALUE
Health Care Providers & Services (8.7%)
Owens & Minor, Inc.	193,499	$6,548,006
Quest Diagnostics, Inc.	240,000	18,444,000
Triple-S Management Corp. (Class B)(a)	580,496	11,540,261
		36,532,267
Hotels, Restaurants & Leisure (2.9%)
Royal Caribbean Cruises, Ltd.	150,000	12,277,500

Insurance (3.1%)
Principal Financial Group, Inc.	150,000	7,705,500
Symetra Financial Corp.	217,686	5,106,913
		12,812,413
IT Services (2.0%)
Teradata Corp.(a)	193,499	8,541,046

Machinery (2.3%)
Oshkosh Corp.	193,499	9,440,816

Metals & Mining (0.6%)
Haynes International, Inc.	60,000	2,676,600

Multiline Retail (1.1%)
Fred's, Inc. (Class A)	266,060	4,546,965

Oil, Gas & Consumable Fuels (5.2%)
Devon Energy Corp.	75,000	4,523,250
Hess Corp.	96,749	6,566,354
Scorpio Tankers, Inc.	1,160,990	10,936,526
		22,026,130
Paper & Forest Products (3.1%)
Boise Cascade Co.(a)	350,000	13,111,000

Pharmaceuticals (6.1%)
Pfizer, Inc.	400,000	13,916,000
Teva Pharmaceutical Industries, Ltd. (ADR)	190,000	11,837,000
		25,753,000
Real Estate Investment Trusts (REITs) (4.6%)
Digital Realty Trust, Inc.	145,000	9,564,200
Franklin Street Properties Corp.	773,994	9,922,603
		19,486,803
Semiconductors (4.0%)
Photronics, Inc.(a)	1,552,556	13,196,726
Teradyne, Inc.	200,000	3,770,000
		16,966,726
Software (1.3%)
CA, Inc.	169,311	5,521,232

Specialty Retail (3.6%)
American Eagle Outfitters, Inc.	483,746	8,262,382
Murphy USA, Inc.(a)	96,749	7,001,725
		15,264,107

		SHARES	VALUE
Thrifts & Mortgage Finance (1.9%)
Washington Federal, Inc.		360,000	$7,849,800

TOTAL COMMON STOCKS
(Cost $320,243,659)			$407,101,437

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (3.4%)
Time Deposits (3.4%)
JPMorgan Chase (Nassau)(c)(d)	0.03%	$14,413,156	$14,413,156

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,413,156)			$14,413,156

	INTEREST RATE	SHARES	VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.1%)
Registered Investment Companies (1.1%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(e)	0.01%	4,500,000	$4,500,000

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost $4,500,000)			$4,500,000

TOTAL INVESTMENTS - (101.2%)
(Cost $339,156,815)			$426,014,593
OTHER ASSETS AND LIABILITIES, NET - (-1.2%)			(5,251,496)
TOTAL NET ASSETS - (100.0%)			$420,763,097

HEARTLAND MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.3%)
Aerospace & Defense (2.3%)
Textron, Inc.	2,232	$98,944

Auto Components (1.4%)
Autoliv, Inc.	525	61,829

Beverages (1.0%)
Molson Coors Brewing Co. (Class B)	568	42,288

Building Products (1.8%)
Owens Corning	1,780	77,252

Chemicals (0.9%)
Olin Corp.	1,207	38,672

Commercial Banks (12.9%)
First Horizon National Corp.	10,302	147,216
Huntington Bancshares, Inc.	10,516	116,202
Popular, Inc.	4,188	144,025
SunTrust Banks, Inc.	1,812	74,455
Zions Bancorporation	2,991	80,757
		562,655
Commercial Services & Supplies (7.7%)
Brady Corp. (Class A)	3,462	97,940
The ADT Corp.	2,751	114,222
United Stationers, Inc.	3,071	125,880
		338,042
Communications Equipment (1.7%)
Brocade Communications Systems, Inc.	6,168	73,183

Computers & Peripherals (4.4%)
Diebold, Inc.	3,016	106,947
Lexmark International, Inc. (Class A)	2,002	84,765
		191,712
Containers & Packaging (3.2%)
Avery Dennison Corp.	1,466	77,566
Bemis Co., Inc.	1,325	61,361
		138,927
Electric Utilities (2.4%)
FirstEnergy Corp.	3,001	105,215

Electronic Equipment & Instruments (4.7%)
Avnet, Inc.	2,492	110,894
AVX Corp.	6,790	96,893
		207,787
Energy Equipment & Services (1.2%)
Unit Corp.(a)	1,908	53,386

Food Products (4.3%)
Bunge, Ltd.	1,359	111,927
Dean Foods Co.	4,654	76,931
		188,858
	SHARES	VALUE
Health Care Providers & Services (8.1%)
Health Net, Inc.(a)	861	$52,082
Humana, Inc.	156	27,771
Owens & Minor, Inc.	2,380	80,539
Quest Diagnostics, Inc.	2,535	194,815
		355,207
Hotels, Restaurants & Leisure (1.9%)
Royal Caribbean Cruises, Ltd.	999	81,768

Insurance (11.6%)
Assurant, Inc.	719	44,154
Endurance Specialty Holdings, Ltd.	1,918	117,266
Principal Financial Group, Inc.	1,713	87,997
Reinsurance Group of America, Inc.	1,646	153,391
Symetra Financial Corp.	4,467	104,796
		507,604
IT Services (7.2%)
ManTech International Corp. (Class A)	2,453	83,255
Science Applications International Corp.	1,040	53,404
Teradata Corp.(a)	1,912	84,395
The Western Union Co.	4,495	93,541
		314,595
Machinery (1.4%)
Joy Global, Inc.	1,566	61,356

Metals & Mining (0.8%)
Alcoa, Inc.	2,692	34,781

Oil, Gas & Consumable Fuels (2.9%)
Ultra Petroleum Corp.(a)	8,158	127,509

Professional Services (1.5%)
The Dun & Bradstreet Corp.	528	67,774

Real Estate Investment Trusts (REITs) (4.8%)
Digital Realty Trust, Inc.	2,132	140,627
Sun Communities, Inc.	1,071	71,457
		212,084
Software (3.0%)
CA, Inc.	4,075	132,886

Specialty Retail (3.3%)
Abercrombie & Fitch Co. (Class A)	1,026	22,613
Murphy USA, Inc.(a)	989	71,574
Staples, Inc.	3,059	49,816
		144,003
Thrifts & Mortgage Finance (2.0%)
Washington Federal, Inc.	4,017	87,591

Trading Companies & Distributors (0.9%)
Finning International, Inc. (CAD)(f)	2,200	40,924

TOTAL COMMON STOCKS
(Cost $4,159,237)		$4,346,832

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.3%)
Time Deposits (1.3%)
Brown Brothers Harriman (Grand Cayman)(c)(d)	0.03%	$55,069	$55,069

TOTAL SHORT-TERM INVESTMENTS
(Cost $55,069)			$55,069

TOTAL INVESTMENTS - (100.6%)
(Cost $4,214,306)			$4,401,901
OTHER ASSETS AND LIABILITIES, NET - (-0.6%)			(26,247)
TOTAL NET ASSETS - (100.0%)			$4,375,654

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (92.3%)
Building Products (5.0%)
Quanex Building Products Corp.(g)	3,150,000	$62,181,000
Universal Forest Products, Inc.(g)	906,241	50,278,251
		112,459,251
Chemicals (4.9%)
Intrepid Potash, Inc.(a)(g)	3,887,000	44,894,850
Tronox, Ltd. (Class A)	1,300,000	26,429,000
Zep, Inc.(g)	2,200,000	37,466,000
		108,789,850
Commercial Banks (10.5%)
Berkshire Hills Bancorp, Inc.	725,000	20,082,500
Capital Bank Financial Corp. (Class A)(a)	600,000	16,566,000
CenterState Banks, Inc.	1,575,000	18,758,250
Independent Bank Corp.	610,700	26,791,409
Old National Bancorp	2,750,000	39,022,500
Renasant Corp.	600,000	18,030,000
TCF Financial Corp.	1,750,000	27,510,000
Umpqua Holdings Corp.	2,500,000	42,950,000
Union Bankshares Corp.	1,126,526	25,020,142
		234,730,801
Commercial Services & Supplies (3.5%)
Brady Corp. (Class A)(g)	2,000,000	56,580,000
Quad/Graphics, Inc.	900,000	20,682,000
		77,262,000
Communications Equipment (1.4%)
Acacia Research Corp.	1,500,000	16,050,000
Black Box Corp.(g)	753,277	15,766,088
		31,816,088
Construction & Engineering (2.7%)
Granite Construction, Inc.(g)	1,725,000	60,616,500

Containers & Packaging (0.7%)
Greif, Inc. (Class A)	400,000	15,708,000

Diversified Consumer Services (3.5%)
Regis Corp.(a)(g)	4,773,767	78,098,828

Electrical Equipment (2.2%)
Encore Wire Corp.(g)	1,282,000	48,562,160

	SHARES	VALUE
Electronic Equipment & Instruments (5.8%)
CTS Corp.(g)	1,887,800	$33,961,522
Knowles Corp.(a)	2,800,000	53,956,000
Park Electrochemical Corp.(g)	1,900,000	40,964,000
		128,881,522
Energy Equipment & Services (3.5%)
CARBO Ceramics, Inc.	625,000	19,068,750
Gulf Island Fabrication, Inc.(g)	1,125,000	16,717,500
Unit Corp.(a)	1,500,000	41,970,000
		77,756,250
Food Products (2.8%)
Dean Foods Co.	3,800,000	62,814,000

Health Care Equipment & Supplies (2.4%)
Invacare Corp.(g)	2,737,413	53,133,186

Health Care Providers & Services (2.0%)
Owens & Minor, Inc.	1,300,000	43,992,000

Household Durables (3.0%)
MDC Holdings, Inc.	2,350,000	66,975,000

Insurance (0.7%)
OneBeacon Insurance Group, Ltd. (Class A)	1,050,000	15,970,500

IT Services (3.3%)
Leidos Holdings, Inc.	775,000	32,519,000
ManTech International Corp. (Class A)(g)	1,250,000	42,425,000
		74,944,000
Machinery (7.9%)
Albany International Corp. (Class A)	650,000	25,837,500
Briggs & Stratton Corp.(g)	1,150,000	23,621,000
Dynamic Materials Corp.(g)	846,316	10,807,455
ESCO Technologies, Inc.(g)	725,000	28,260,500
Federal Signal Corp.(g)	3,126,202	49,362,730
FreightCar America, Inc.(g)	975,000	30,644,250
Twin Disc, Inc.(g)	477,975	8,445,818
		176,979,253
Media (1.4%)
Harte-Hanks, Inc.(g)	4,121,800	32,150,040

Metals & Mining (3.4%)
Commercial Metals Co.	1,800,000	29,142,000
Materion Corp.(g)	1,200,000	46,116,000
		75,258,000
Multiline Retail (2.1%)
Fred's, Inc. (Class A)(g)	2,732,473	46,697,964

		SHARES	VALUE
Oil, Gas & Consumable Fuels (5.1%)
Stone Energy Corp.(a)		1,700,000	$24,956,000
Ultra Petroleum Corp.(a)		2,810,981	43,935,633
WPX Energy, Inc.(a)		4,100,000	44,813,000
			113,704,633
Professional Services (4.9%)
CDI Corp.(g)		1,657,083	23,282,016
Heidrick & Struggles International, Inc.(g)		1,775,000	43,629,500
Resources Connection, Inc.(g)		2,444,146	42,772,555
			109,684,071
Semiconductors (3.9%)
Cypress Semiconductor Corp.		1,500,000	21,165,000
Entegris, Inc.(a)		2,300,000	31,487,000
MKS Instruments, Inc.		1,000,000	33,810,000
			86,462,000
Specialty Retail (5.7%)
American Eagle Outfitters, Inc.		2,250,000	38,430,000
Chico's FAS, Inc.		3,500,000	61,915,000
Pier 1 Imports, Inc.		2,000,000	27,960,000
			128,305,000
TOTAL COMMON STOCKS
(Cost $1,862,302,445)		$2,061,750,897

INTEREST RATE		PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (6.5%)
Time Deposits (6.5%)
JPMorgan Chase (Nassau) (c)(d)	0.03%	$146,800,007	$146,800,007

TOTAL SHORT-TERM INVESTMENTS
(Cost $146,800,007)			$146,800,007

TOTAL INVESTMENTS - (98.8%)
(Cost $2,009,102,452)			$2,208,550,904
OTHER ASSETS AND LIABILITIES, NET - (1.2%)			25,843,205
TOTAL NET ASSETS - (100.0%)			$2,234,394,109

VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (89.6%)
Aerospace & Defense (1.5%)
AAR Corp.	500,000	$15,350,000
CPI Aerostructures, Inc.(a)	100,000	1,220,000
		16,570,000
Auto Components (1.5%)
Jason Industries, Inc.(a)(g)	1,200,000	8,496,000
Spartan Motors, Inc.	450,000	2,182,500
Stoneridge, Inc.(a)	500,000	5,645,000
		16,323,500
Beverages (0.9%)
MGP Ingredients, Inc.	657,463	8,849,452
Primo Water Corp.(a)	217,500	1,137,525
		9,986,977
Biotechnology (0.0%)(h)
Signal Genetics, Inc.(a)(g)	200,000	430,000

Building Products (0.5%)
Gibraltar Industries, Inc.(a)	350,000	5,743,500

Chemicals (0.2%)
Zep, Inc.	112,472	1,915,398

Commercial Banks (8.2%)
Capital City Bank Group, Inc.	400,000	6,500,000
CoBiz Financial, Inc.	932,896	11,493,279
Heritage Financial Corp.	478,000	8,126,000
MainSource Financial Group, Inc.	500,000	9,820,000
MidSouth Bancorp, Inc.	550,000	8,112,500
Pacific Continental Corp.	400,000	5,288,000
S&T Bancorp, Inc.	100,000	2,838,000
TCF Financial Corp.	1,250,000	19,650,000
TriCo Bancshares	377,320	9,104,731
TriState Capital Holdings, Inc.(a)	1,000,000	10,470,000
		91,402,510
Commercial Services & Supplies (3.0%)
Fuel Tech, Inc.(a)	593,610	1,857,999
Hudson Technologies, Inc.(a)(g)	2,500,000	10,425,000
Perma-Fix Environmental Services, Inc.(a)(g)	821,400	3,170,604
TRC Cos., Inc.(a)(g)(i)	2,200,000	18,304,000
		33,757,603
Communications Equipment (3.2%)
Acacia Research Corp.	1,600,000	17,120,000
AgJunction, Inc. (CAD)(a)(f)(g)(i)	5,571,500	3,431,187
InterDigital, Inc.	100,000	5,074,000
PC-Tel, Inc.	750,000	6,000,000
Westell Technologies, Inc. (Class A)(a)(g)	2,864,386	3,752,346
		35,377,533
	SHARES	VALUE
Computers & Peripherals (0.4%)
QLogic Corp.(a)	300,000	$4,422,000

Construction & Engineering (1.0%)
Furmanite Corp.(a)	250,000	1,972,500
Northwest Pipe Co.(a)	400,000	9,180,000
		11,152,500
Diversified Consumer Services (2.4%)
Lincoln Educational Services Corp.(g)	2,385,469	5,438,869
Regis Corp.(a)	1,000,000	16,360,000
Universal Technical Institute, Inc.	500,000	4,800,000
		26,598,869
Diversified Financial Services (0.6%)
Collection House, Ltd. (AUD)(c)(f)	3,671,436	6,474,290

Electrical Equipment (2.1%)
Global Power Equipment Group, Inc.	513,100	6,772,920
LSI Industries, Inc.	119,646	975,115
Magnetek, Inc.(a)(g)	299,999	11,555,961
Pioneer Power Solutions, Inc.(a)(g)(i)	500,000	4,500,000
		23,803,996
Electronic Equipment & Instruments (2.0%)
Checkpoint Systems, Inc.	400,000	4,328,000
CUI Global, Inc.(a)	750,000	4,395,000
Fabrinet(a)	400,000	7,596,000
Mercury Systems, Inc.(a)	100,000	1,555,000
Vishay Precision Group, Inc.(a)	250,000	3,982,500
		21,856,500
Energy Equipment & Services (3.6%)
Newpark Resources, Inc.(a)	958,400	8,731,024
TETRA Technologies, Inc.(a)	1,077,500	6,658,950
Unit Corp.(a)	600,000	16,788,000
Willbros Group, Inc.(a)	2,500,000	8,275,000
		40,452,974
Food Products (0.8%)
Hanover Foods Corp. (Class A)(c)(g)(i)	49,250	5,072,750
Landec Corp.(a)	300,000	4,185,000
		9,257,750
Health Care Equipment & Supplies (7.5%)
Accuray, Inc.(a)(b)(j)	1,650,000	15,345,000
Digirad Corp.(g)	1,522,189	6,910,738
Fukuda Denshi Co., Ltd. (JPY)(c)(f)(i)	400,000	22,567,682
Invacare Corp.	1,000,000	19,410,000
Trinity Biotech PLC (Sponsored ADR)	1,000,000	19,250,000
		83,483,420
	SHARES	VALUE
Health Care Providers & Services (4.8%)
Cross Country Healthcare, Inc.(a)	700,000	$8,302,000
Hooper Holmes, Inc.(a)(g)(i)	6,242,700	3,246,204
LHC Group, Inc.(a)	200,000	6,606,000
PDI, Inc.(a)(g)	1,490,000	2,011,500
PharMerica Corp.(a)	200,000	5,638,000
Sharps Compliance Corp.(a)	17,200	109,220
The Ensign Group, Inc.	583,774	27,355,650
		53,268,574
Hotels, Restaurants & Leisure (1.3%)
Bravo Brio Restaurant Group, Inc.(a)(g)	1,000,000	14,690,000

Household Durables (1.5%)
MDC Holdings, Inc.	350,000	9,975,000
WCI Communities, Inc.(a)	300,000	7,185,000
		17,160,000
Household Products (0.3%)
Oil-Dri Corp. of America	100,000	3,365,000

Insurance (2.4%)
Donegal Group, Inc. (Class A)	300,000	4,716,000
Endurance Specialty Holdings, Ltd.	250,000	15,285,000
State Auto Financial Corp.	300,000	7,287,000
		27,288,000
Internet Software & Services (0.4%)
TechTarget, Inc.(a)	370,000	4,266,100

IT Services (3.5%)
Ciber, Inc.(a)	2,750,000	11,330,000
Computer Task Group, Inc.	601,332	4,395,737
Datalink Corp.(a)	250,000	3,010,000
NCI, Inc. (Class A)(g)	476,430	4,773,829
NeuStar, Inc. (Class A)(a)	200,000	4,924,000
StarTek, Inc.(a)(g)(i)	1,400,000	10,430,000
		38,863,566
Life Sciences Tools & Services (3.2%)
Albany Molecular Research, Inc.(a)	160,371	2,822,530
Cambrex Corp.(a)	700,000	27,741,000
Harvard Bioscience, Inc.(a)	1,000,000	5,820,000
		36,383,530

	SHARES	VALUE
Machinery (8.3%)
Astec Industries, Inc.	450,000	$19,296,000
Commercial Vehicle Group, Inc.(a)	750,000	4,830,000
Federal Signal Corp.	1,000,000	15,790,000
FreightCar America, Inc.	400,000	12,572,000
Harsco Corp.	300,000	5,178,000
L.B. Foster Co. (Class A)	200,000	9,496,000
Lydall, Inc.(a)	500,000	15,860,000
MFRI, Inc.(a)	250,000	1,562,500
PMFG, Inc.(a)(b)	500,000	2,325,000
Supreme Industries, Inc. (Class A)(g)	750,000	5,872,500
		92,782,000
Marine (0.1%)
Rand Logistics, Inc.(a)	453,210	1,472,932

Metals & Mining (3.3%)
Ampco-Pittsburgh Corp.	350,000	6,111,000
IAMGOLD Corp. (CAD)(a)(b)(f)	5,000,000	9,316,647
Olympic Steel, Inc.	500,000	6,730,000
Synalloy Corp.	400,000	5,824,000
Teranga Gold Corp. (CAD)(a)(f)	10,000,000	5,053,097
Timmins Gold Corp. (CAD)(a)(b)(f)	5,700,000	3,915,361
		36,950,105
Multiline Retail (1.5%)
Fred's, Inc. (Class A)	1,000,000	17,090,000

Oil, Gas & Consumable Fuels (2.1%)
Aegean Marine Petroleum Network, Inc.	700,000	10,059,000
Scorpio Tankers, Inc.	550,000	5,181,000
WPX Energy, Inc.(a)	750,000	8,197,500
		23,437,500
Paper & Forest Products (0.7%)
Wausau Paper Corp.	359,032	3,421,575
Western Forest Products, Inc. (CAD)(f)	3,000,000	4,666,219
		8,087,794
Pharmaceuticals (0.8%)
Fuji Pharmaceutical Co., Ltd. (JPY)(c)(f)	500,000	9,417,963

Professional Services (4.7%)
Barrett Business Services, Inc.(g)	500,000	21,420,000
Hudson Global, Inc.(a)(g)(i)	3,250,000	8,872,500
Navigant Consulting, Inc.(a)	1,200,000	15,552,000
RCM Technologies, Inc.(g)(i)	1,100,000	7,370,000
		53,214,500
Real Estate Investment Trusts (REITs) (1.6%)
CareTrust REIT, Inc.	1,000,000	13,560,000
Jernigan Capital, Inc.(a)	200,000	4,150,000
		17,710,000
Road & Rail (0.9%)
Marten Transport, Ltd.	450,000	10,440,000

		SHARES	VALUE
Semiconductors (1.7%)
	AXT, Inc.(a)	200,000	$538,000
	Cohu, Inc.	300,000	3,282,000
	CyberOptics Corp.(a)(g)	600,000	6,042,000
	DSP Group, Inc.(a)	750,000	8,985,000
			18,847,000
Software (1.9%)
	ePlus, Inc.(a)	250,846	21,806,043

Specialty Retail (2.6%)
	Destination Maternity Corp.	150,500	2,266,530
	Destination XL Group, Inc.(a)	1,000,000	4,940,000
	Outerwall, Inc.(b)	100,000	6,612,000
	Sonic Automotive, Inc. (Class A)	500,000	12,450,000
	Systemax, Inc.(a)	225,000	2,749,500
			29,018,030
Textiles, Apparel & Luxury Goods (0.1%)
	Crocs, Inc.(a)	100,000	1,181,000

Thrifts & Mortgage Finance (1.6%)
	Brookline Bancorp, Inc.	1,250,000	12,562,500
	HF Financial Corp.(i)	350,000	5,169,500
			17,732,000
Trading Companies & Distributors (0.9%)
	Lawson Products, Inc.(a)	212,706	4,936,906
	Transcat, Inc.(a)(g)(i)	507,751	4,945,495
		9,882,401
	TOTAL COMMON STOCKS
	(Cost $800,501,578)	$1,003,363,358

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (11.1%)
Time Deposits (11.1%)
Wells Fargo (Grand Cayman)(c)(d)	0.03%	$123,931,215	$123,931,215

TOTAL SHORT-TERM INVESTMENTS
	(Cost $123,931,215)		$123,931,215

	INTEREST RATE	SHARES	VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.6%)
Registered Investment Companies (1.6%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(e)	0.01%	18,469,590	$18,469,590

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost $18,469,590)			$18,469,590

TOTAL INVESTMENTS - (102.3%)
(Cost $942,902,383)			$1,145,764,163
OTHER ASSETS AND LIABILITIES, NET - (-2.3%)			(25,505,013)
TOTAL NET ASSETS - (100.0%)			$1,120,259,150

HEARTLAND INTERNATIONAL VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (83.5%)
Austria (0.6%)
Semperit Holding AG (EUR)(f)	3,500	$164,460

Belgium (2.7%)
D'ieteren SA (EUR)(f)	22,000	771,643

Brazil (1.0%)
Direcional Engenharia SA (BRL)(f)	150,000	293,744

Canada (11.4%)
Canam Group, Inc. (CAD)(f)	70,000	685,326
IAMGOLD Corp. (CAD)(a)(f)	250,000	465,832
Redline Communications Group, Inc. (CAD)(a)(f)	250,000	562,552
Reitmans Canada, Ltd. (Class A) (CAD)(f)	125,000	632,624
Total Energy Services, Inc. (CAD)(f)	30,000	333,031
Yamana Gold, Inc. (CAD)(f)(k)	160,000	573,527
		3,252,892
China (5.9%)
Wasion Group Holdings, Ltd. (HKD)(c)(f)	1,400,000	1,692,649

Germany (5.3%)
Deutz AG (EUR)(c)(f)	140,000	588,573
Einhell Germany AG (EUR)(f)	14,000	421,498
KSB AG (EUR)(f)	1,000	499,991
		1,510,062
Great Britain (2.7%)
McBride PLC (GBP)(f)	550,000	756,719

Greece (0.8%)
Aegean Marine Petroleum Network, Inc.	15,000	215,550

Hong Kong (9.6%)
Clear Media, Ltd. (HKD)(f)	700,000	737,683
Dorsett Hospitality International, Ltd. (HKD)(c)(f)	2,500,000	396,453
Keck Seng Investments (HKD)(c)(f)	1,600,000	1,585,156
		2,719,292

	SHARES	VALUE
Ireland (2.5%)
Trinity Biotech PLC (ADR)	37,500	$721,875

Japan (26.0%)
Fuji Pharma Co., Ltd. (JPY)(c)(f)	40,000	753,437
Fukuda Denshi Co., Ltd. (JPY)(c)(f)(i)	21,000	1,184,803
Japan Pure Chemical Co., Ltd. (JPY)(c)(f)	30,000	618,240
Kurita Water Industries, Ltd. (JPY)(c)(f)(k)	50,000	1,207,958
Medikit Co., Ltd. (JPY)(f)	20,000	620,336
Miraial Co., Ltd. (JPY)(c)(f)	20,000	243,699
Nippon Seiki Co., Ltd. (JPY)(c)(f)	60,000	1,182,435
Takamatsu Construction Group Co., Ltd. (JPY)(c)(f)	40,000	854,894
Yokogawa Electric Corp. (JPY)(c)(f)(k)	20,000	215,471
Yushin Precision Equipment Co., Ltd. (JPY)(c)(f)	25,000	505,398
		7,386,671
Kazakhstan (1.2%)
Halyk Savings Bank of Kazakhstan JSC (GDR)(k)	47,500	351,025

Malaysia (0.6%)
Wah Seong Corp. Bhd (MYR)(c)(f)	510,732	170,647

Russia (0.7%)
VSMPO-AVISMA Corp.(a)(c)	1,300	200,808

South Korea (11.3%)
Daekyo Co., Ltd. (KRW)(f)	150,000	924,783
Mirae Asset Securities Co., Ltd. (KRW)(c)(f)(k)	31,500	1,482,572
Samsung Securities Co., Ltd. (KRW)(c)(f)(k)	17,500	818,413
		3,225,768
Ukraine (1.2%)
Motor Sich PJSC (GDR) (EUR)(c)(f)(i)	30,000	327,091

TOTAL COMMON STOCKS
(Cost $21,537,584)		$23,760,896

PREFERRED STOCK (3.9%)
Brazil (3.4%)
Banco ABC Brasil SA (BRL)(f)	160,000	578,527
Cia de Saneamento do Parana (BRL)(f)	240,000	383,513
		962,040
		SHARES	VALUE
Germany (0.5%)
KSB AG (EUR)(c)(f)		300	$141,957

TOTAL PREFERRED STOCK
(Cost $1,650,113)			$1,103,997

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (11.8%)
Time Deposits (11.8%)
JPMorgan Chase (Nassau) (c)(d)	0.03%	$3,375,083	$3,375,083

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,375,083)			$3,375,083

TOTAL INVESTMENTS - (99.2%)
(Cost $26,562,780)			$28,239,976
OTHER ASSETS AND LIABILITIES, NET - (0.8%)			225,001
TOTAL NET ASSETS - (100.0%)			$28,464,977

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Loaned security; a portion or all of the security was on loan at March 31, 2015. See Note 5 in Notes to Schedules of Investments.
(c)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(d)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 in Notes to Schedules of Investments. The rate listed is the 7-day yield as of March 31, 2015.
(f)	Traded in a foreign country.
(g)	Affiliated company. See Note 8 in Notes to Schedules of Investments.
(h)	Less than 0.005% of net assets.
(i)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedules of Investments.
(j)	All or a portion of the security is pledged as collateral on written options. The aggregate market value of the collateralized securities totals $372,000 as of March 31, 2015. See Note 4 in Notes to Schedules of Investments.
(k)	All or a portion of the security is pledged as collateral on futures. The aggregate market value of the collateralized securities totals $4,483,511 as of March 31, 2015. See Note 4 in Notes to Schedules of Investments.

Common Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Bhd	Berhad is a Malaysian term for private company.
GDR	Global Depositary Receipt.
JSC	Joint Stock Company is a company which has the capital of its members pooled in a common fund.
Ltd.	Limited.
PJSC	Private Joint Stock Company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust.
SA	Sociedad Anonima is the Spanish equivalent of a publicly held corporation.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit

Percentages are stated as a percent of net assets.
Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International. Foreign country classifications for each security are generally determined by referencing country of domicile sourced from Factset Research Systems, Inc.

See Notes to Schedules of Investments.

INTERNATIONAL VALUE FUND - SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2015 (Unaudited)

				UNDERLYING FACE AMOUNT	UNREALIZED
DESCRIPTION	POSITION	CONTRACTS	EXPIRATION DATE	AT VALUE (NOTE 4)	APPRECIATION
Euro FX Currency Future	Short	(10)	6/16/15	$(1,344,250)	$196,694
				$(1,344,250)	$196,694

				UNDERLYING FACE AMOUNT	UNREALIZED
DESCRIPTION	POSITION	CONTRACTS	EXPIRATION DATE	AT VALUE (NOTE 4)	DEPRECIATION
Japanese Yen Currency Future	Short	(30)	9/15/15	$(3,134,250)	$(29,981)
				$(3,134,250)	$(29,981)

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2015 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Mid Cap Value Fund, Value Plus Fund, Value Fund, and International Value Fund (each a “Fund” and collectively, the “Funds”; 150,000,000, 150,000,000, 150,000,000, 150,000,000 and 150,000,000 shares authorized, respectively, effective August 14, 2014), each of which is a diversified fund, are issued by the Corporation. The Select Value Fund, Mid Cap Value Fund, Value Plus Fund, and Value Fund offer Investor Class and Institutional Class shares. The International Value Fund offers Investor Class shares. The International Value Fund was a previously operational fund which was a series of Trust for Professional Managers (the “Predecessor Fund”), a Delaware statutory trust. On April 29, 2013, the Board of Directors of the Corporation (the “Board”) approved the reorganization into the International Value Fund, a newly formed series of the Corporation. The International Value Fund’s fiscal year end changed from May 31 to December 31. The inception date of the Predecessor Fund is October 1, 2010. The inception date of the Mid Cap Value Fund is October 31, 2014.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of ASC 946.

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 in the FASB ASC Topic 820 hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available, deemed unreliable or have facts and circumstances that indicate otherwise are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(d)	At March 31, 2015, the Value Fund and International Value Fund had 8.38% and 5.31% of net assets, respectively, that were illiquid as defined pursuant to guidelines established by the Board.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of March 31, 2015, the Funds did not hold any restricted securities.

(f)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(g)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow the Fair Value Statement, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term investments in time deposits, international securities that use a systematic fair valuation model, and portfolio securities and other financial instruments lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015:

SELECT VALUE FUND
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$407,101,437	$—	$—	$407,101,437
Short-Term Investments	—	14,413,156	—	14,413,156
Investments Purchased with Cash Collateral from Securities Loaned	4,500,000	—	—	4,500,000
Total	$411,601,437	$14,413,156	$—	$426,014,593

MID CAP VALUE FUND
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$4,346,832	$—	$—	$4,346,832
Short-Term Investments	—	55,069	—	55,069
Total	$4,346,832	$55,069	$—	$4,401,901

VALUE PLUS FUND
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$2,061,750,897	$—	$—	$2,061,750,897
Short-Term Investments	—	146,800,007	—	146,800,007
Total	$2,061,750,897	$146,800,007	$—	$2,208,550,904

VALUE FUND
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$959,830,673	$43,532,685	$—	$1,003,363,358
Short-Term Investments	—	123,931,215	—	123,931,215
Investments Purchased with Cash Collateral from Securities Loaned	18,469,590	—	—	18,469,590
Total	$978,300,263	$167,463,900	$—	$1,145,764,163

Other Financial Instruments(4)
Liabilities
Written Options	$—	$(4,000)	$—	$(4,000)
Total	$—	$(4,000)	$—	$(4,000)

INTERNATIONAL VALUE FUND
Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks
Austria	$164,460	$—	$—	$164,460
Belgium	771,643	—	—	771,643
Brazil	293,744	—	—	293,744
Canada	3,252,892	—	—	3,252,892
China	—	1,692,649	—	1,692,649
Germany	921,489	588,573	—	1,510,062
Great Britain	756,719	—	—	756,719
Greece	215,550	—	—	215,550
Hong Kong	737,683	1,981,609	—	2,719,292
Ireland	721,875	—	—	721,875
Japan	620,336	6,766,335	—	7,386,671
Kazakhstan	351,025	—	—	351,025
Malaysia	—	170,647	—	170,647
Russia	—	200,808	—	200,808
South Korea	924,783	2,300,985	—	3,225,768
Ukraine	—	327,091	—	327,091
Preferred Stock
Brazil	962,040	—	—	962,040
Germany	—	141,957	—	141,957
Short-Term Investments	—	3,375,083	—	3,375,083
Total	$10,694,239	$17,545,737	$—	$28,239,976

Other Financial Instruments(4)
Assets
Futures Contracts	$196,694	$—	$—	$196,694
Liabilities
Futures Contracts	$(29,981)	$—	$—	$(29,981)
Total	$166,713	$—	$—	$166,713

(1)	The Funds measure transfers between levels as of the beginning and end of the financial reporting period. Transfers between Level 1 and Level 2 as of March 31, 2015 resulted from securities priced using a systematic fair valuation model or quoted prices which were not active at either the beginning or end of the period.

Security amounts in the International Value Fund that were transferred into and out of Levels 1 and 2 at March 31, 2015 were as follows:

INTERNATIONAL VALUE FUND	LEVEL 1 – Quoted Prices		LEVEL 2 – Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$4,434,138	$(1,585,156)	$1,585,156	$(4,434,138)
Preferred Stocks	962,040	—	—	(962,040)
Short-Term Investments	—	—	—	—
Total	$5,396,178	$(1,585,156)	$1,585,156	$(5,396,178)

(2)	For detailed industry descriptions and common stocks identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(3)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the six months ended March 31, 2015, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(4)	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls, covered puts, and futures, which are valued at net unrealized appreciation (depreciation).

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. As of March 31, 2015, the Funds did not hold any warrants.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The average notional amount of short futures contracts held by the International Value Fund during the period was $(5,843,126). As of March 31, 2015, the Select Value, Mid Cap Value, Value Plus, and Value Funds had no open futures positions.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The fair value of derivative instruments held by the International Value Fund as reported in the Schedule of Open Futures Contracts as of March 31, 2015 was as follows:

		Asset Derivatives	Liability Derivatives
Risk Exposure		Unrealized Appreciation*	Unrealized Depreciation*
Foreign Exchange Currency Contracts — Futures	Receivable from variation margin	$196,694	$(29,981)
Total		$196,694	$(29,981)

* Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Value Fund had the following transactions in written covered call/put options during the three months ended March 31, 2015:

	VALUE FUND
	NUMBER OF CONTRACTS	PROCEEDS
Balance at December 31, 2014	7,000	$352,672
Options Written	400	3,600
Options Expired	(5,000)	(222,295)
Options Exercised	(2,000)	(130,377)
Balance at March 31, 2015	400	$3,600

FUND NAME	NUMBER OF CONTRACTS	WRITTEN OPTIONS AT VALUE*
VALUE FUND
Accuray, Inc., $10.00, 04/17/2015 (Covered Call)	(400)	(4,000)
Total Written Options	(400)	(4,000)

* Amounts reflect a liability of the Fund.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011 (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the market value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.

As of March 31, 2015, the Select Value Fund and Value Fund had securities on loan valued at $4,306,500 and $17,891,011, respectively, and received cash collateral with a value of $4,500,000 and $18,469,590, respectively. Securities on loan are footnoted in the Schedules of Investments. The Mid Cap Value, Value Plus, and International Value Funds did not engage in securities lending during the reporting period.

(6)	INVESTMENT TRANSACTIONS

During the three months ended March 31, 2015, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government obligations.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$51,990,658	$202,904,316
Mid Cap Value Fund	1,583,845	850,702
Value Plus Fund	179,767,668	812,614,844
Value Fund	106,239,604	219,880,200
International Value Fund	856,428	1,727,625

(7)	FEDERAL INCOME TAX INFORMATION

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes as of March 31, 2015 are noted below.

				NET APPRECIATION	NET TAX UNREALIZED
				(DEPRECIATION) OF	APPRECIATION
	TAX COST OF	GROSS UNREALIZED	GROSS UNREALIZED	FOREIGN CURRENCY	(DEPRECIATION)
FUND	INVESTMENTS	APPRECIATION	DEPRECIATION	AND DERIVATIVES	ON INVESTMENTS
Select Value Fund	$340,505,038	$100,838,780	$(15,329,225)	$—	$85,509,555
Mid Cap Value Fund	4,238,716	292,314	(129,129)	—	163,185
Value Plus Fund	2,019,038,563	350,099,607	(160,587,266)	—	189,512,341
Value Fund	957,094,981	293,029,644	(104,360,462)	(400)	188,668,782
International Value Fund	28,983,378	3,023,074	(3,766,476)	166,720	(576,682)

(8)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the three months ended March 31, 2015. The Select Value, Mid Cap Value, and International Value Funds had no transactions with affiliates during the same period.

VALUE PLUS FUND
	SHARE BALANCE AT			SHARE BALANCE AT		REALIZED GAINS
SECURITY NAME	JANUARY 1, 2015	PURCHASES	SALES	MARCH 31, 2015	DIVIDENDS	(LOSSES)
Black Box Corp.	1,084,336	—	331,059	753,277	$77,818	$(4,160,197)
Brady Corp. (Class A)	2,700,000	—	700,000	2,000,000	540,000	(5,161,366)
Briggs & Stratton Corp.	2,700,000	—	1,550,000	1,150,000	225,000	(125,323)
CDI Corp.	1,800,000	—	142,917	1,657,083	215,889	(1,351,162)
Comstock Resources, Inc.	3,400,000	—	3,400,000	—	—	(38,144,972)
CTS Corp.	2,125,000	—	237,200	1,887,800	79,000	1,501,738
Dynamic Materials Corp.	1,175,000	—	328,684	846,316	33,853	(2,299,821)
Encore Wire Corp.	1,325,000	32,000	75,000	1,282,000	25,640	181,730
ESCO Technologies, Inc.	1,400,000	—	675,000	725,000	60,331	3,637,108
Federal Signal Corp.	4,950,000	—	1,823,798	3,126,202	219,000	16,309,554
Fred's, Inc. (Class A)	2,875,000	—	142,527	2,732,473	165,136	603,917
FreightCar America, Inc.	1,150,000	—	175,000	975,000	103,500	(1,040,876)
Granite Construction, Inc.	2,300,000	25,000	600,000	1,725,000	232,986	3,575,347
Gulf Island Fabrication, Inc.	1,350,000	—	225,000	1,125,000	135,000	(4,258,558)
Harte-Hanks, Inc.	4,250,000	—	128,200	4,121,800	361,250	(671,277)
Heidrick & Struggles International, Inc.	1,775,000	—	—	1,775,000	230,750	—

VALUE PLUS FUND (CONTINUED)
	SHARE BALANCE AT			SHARE BALANCE AT		REALIZED GAINS
SECURITY NAME	JANUARY 1, 2015	PURCHASES	SALES	MARCH 31, 2015	DIVIDENDS	(LOSSES)
Intrepid Potash, Inc.	5,393,101	—	1,506,101	3,887,000	$—	$(13,962,901)
Invacare Corp.	2,955,000	—	217,587	2,737,413	34,463	(1,791,920)
ManTech International Corp. (Class A)	1,500,000	—	250,000	1,250,000	262,500	1,114,148
Materion Corp.	1,564,060	—	364,060	1,200,000	114,750	3,641,150
Park Electrochemical Corp.	1,925,000	25,000	50,000	1,900,000	3,077,500	(499,228)
Quanex Building Products Corp.	3,175,000	—	25,000	3,150,000	126,000	(28,933)
Regis Corp.	4,600,000	300,000	126,233	4,773,767	—	(271,247)
Resources Connection, Inc.	3,100,000	—	655,854	2,444,146	210,000	2,713,938
Twin Disc, Inc.	575,000	—	97,025	477,975	45,000	(1,006,345)
Universal Forest Products, Inc.	1,150,000	—	243,759	906,241	—	2,858,098
Zep, Inc.	2,200,000	—	—	2,200,000	132,000	—
					$6,707,366	$(38,637,398)

VALUE FUND
	SHARE BALANCE AT			SHARE BALANCE AT		REALIZED GAINS
SECURITY NAME	JANUARY 1, 2015	PURCHASES	SALES	MARCH 31, 2015	DIVIDENDS	(LOSSES)
AgJunction, Inc.	5,571,500	—	—	5,571,500	$—	$—
Barrett Business Services, Inc.	500,000	—	—	500,000	110,000	—
Bravo Brio Restaurant Group, Inc.	400,000	600,000	—	1,000,000	—	—
CyberOptics Corp.	600,000	—	—	600,000	—	—
Digirad Corp.	1,614,800	—	92,611	1,522,189	80,740	72,656
Hooper Holmes, Inc.	6,242,700	—	—	6,242,700	—	—
Hudson Global, Inc.	3,232,412	17,588	—	3,250,000	—	—
Hudson Technologies, Inc	2,500,000	—	—	2,500,000	—	—
Jason Industries Inc.	1,000,000	200,000	—	1,200,000	—	—
Lincoln Educational Services Corp.	2,385,469	—	—	2,385,469	—	—
Magnetek, Inc.	299,999	—	—	299,999	—	—
NCI, Inc. (Class A)	294,885	181,545	—	476,430	48,000	—
PDI, Inc.	1,490,000	—	—	1,490,000	—	—
Perma-Fix Environmental Services, Inc.	800,000	21,400	—	821,400	—	—
Pioneer Power Solutions, Inc.	500,000	—	—	500,000	—	—
RCM Technologies, Inc.	1,100,000	—	—	1,100,000	—	—
Signal Genetics, Inc.	191,700	8,300	—	200,000	—	—
StarTek, Inc.	1,400,000	—	—	1,400,000	—	—
Sterling Construction Co., Inc.	1,000,000	—	1,000,000	—	—	(7,238,627)
Supreme Industries, Inc. (Class A)	1,450,000	—	700,000	750,000	18,750	1,096,348
Transcat, Inc.	507,151	600	—	507,751	—	—
TRC Cos., Inc.	2,200,000	—	—	2,200,000	—	—
Westell Technologies, Inc. (Class A)	3,000,000	—	135,614	2,864,386	—	120,130
					$257,490	$(5,949,493)

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
Chief Executive Officer

Date:	May 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
Chief Executive Officer

Date:	May 1, 2015

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	May 1, 2015